Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series A Preferred Stock Leafly Holdings, Inc.	Common Stock	Additional Paid-in Capital Leafly Holdings, Inc.	Additional Paid-in Capital	Accumulated Deficit Leafly Holdings, Inc.	Accumulated Deficit	Class 1, Class 2, and Class 3 Common Stock Leafly Holdings, Inc.	Leafly Holdings, Inc.	Total
Balance at Dec. 31, 2018	$ 2,000		$ 8,370,000		$ (15,846,000)			$ (7,474,000)
Balance (in Shares) at Dec. 31, 2018	22,000,000
Conversion of Series A preferred stock into common stock	$ (2,000)		(2,000)				$ 4,000
Conversion of Series A preferred stock into common stock (in Shares)	(22,000,000)						41,692,743
Net income (loss)					(31,936,000)			(31,936,000)
Stock-based compensation			380,000					380,000
Exercise of stock options			365,000				$ 1,000	366,000
Exercise of stock options (in Shares)							6,319,709
Common stock issued			25,997,000				$ 3,000	26,000,000
Common stock issued (in Shares)							26,490,876
Common stock contributed by Privateer			1,000				$ (1,000)
Common stock contributed by Privateer (in Shares)							(3,863,969)
Common stock issued in exchange for settlement of Privateer related party payables			6,022,000				$ 1,000	6,023,000
Common stock issued in exchange for settlement of Privateer related party payables (in Shares)							6,136,381
Extinguishment of Privateer related party payables			1,455,000					1,455,000
Balance at Dec. 31, 2019		$ 337	42,588,000		(47,782,000)	$ (1,492,550)	$ 8,000	(5,186,000)	$ (1,492,213)
Balance (in Shares) at Dec. 31, 2019		3,370,388					76,775,740
Balance at Jun. 19, 2019
Balance (in Shares) at Jun. 19, 2019
Issuance of common stock to Sponsor		$ 345		24,655					25,000
Issuance of common stock to Sponsor (in Shares)		3,450,000
Issuance of Representative Shares		$ 12		898					910
Issuance of Representative Shares (in Shares)		120,000
Accretion for common stock to redemption amount				(776,132)		(2,616,861)			(3,392,993)
Proceeds received in excess of fair value of Private Warrants				750,559					750,559
Change in value of Accretion for common stock subject to possible redemption amount						(181,842)			(181,842)
Forfeiture of Founder Shares		$ (20)		20
Forfeiture of Founder Shares (in Shares)		(199,612)
Net income (loss)						1,306,153			1,306,153
Balance at Dec. 31, 2019		$ 337	42,588,000		(47,782,000)	(1,492,550)	$ 8,000	(5,186,000)	(1,492,213)
Balance (in Shares) at Dec. 31, 2019		3,370,388					76,775,740
Change in value of Accretion for common stock subject to possible redemption amount						(336,906)			(336,906)
Net income (loss)						376,330			376,330
Balance at Mar. 31, 2020		$ 337				(1,453,126)			(1,452,789)
Balance (in Shares) at Mar. 31, 2020		3,370,388
Balance at Dec. 31, 2019		$ 337	42,588,000		(47,782,000)	(1,492,550)	$ 8,000	(5,186,000)	(1,492,213)
Balance (in Shares) at Dec. 31, 2019		3,370,388					76,775,740
Net income (loss)					(8,977,000)			(8,977,000)
Stock-based compensation			892,000					892,000
Exercise of stock options			724,000					724,000
Exercise of stock options (in Shares)							416,000
Common stock repurchased (in Shares)							(1,929,000)
Conversion of promissory notes into Series A preferred stock, net	$ 2,000		11,836,000					11,838,000
Conversion of promissory notes into Series A preferred stock, net (in Shares)	15,214,000
Series A preferred stock issued, net			3,490,000,000					3,490,000,000
Series A preferred stock issued, net (in Shares)	3,488,000
Balance at Sep. 30, 2020	$ 2,000	$ 337	59,530,000		(56,759,000)	(1,829,670)	$ 8,000	(2,781,000)	(1,829,333)
Balance (in Shares) at Sep. 30, 2020	18,702,000	3,370,388					75,263,000
Balance at Dec. 31, 2019		$ 337	42,588,000		(47,782,000)	(1,492,550)	$ 8,000	(5,186,000)	(1,492,213)
Balance (in Shares) at Dec. 31, 2019		3,370,388					76,775,740
Change in value of Accretion for common stock subject to possible redemption amount						(347,597)			(347,597)
Net income (loss)					(9,964,000)	(1,874,080)		(9,964,000)	(1,874,080)
Stock-based compensation			1,158,000					1,158,000
Exercise of stock options			733,000					$ 733,000
Exercise of stock options (in Shares)							548,027	548
Common stock repurchased
Common stock repurchased (in Shares)							(1,929,164)
Conversion of promissory notes into Series A preferred stock, net	$ 2,000		11,836,000					11,838,000
Conversion of promissory notes into Series A preferred stock, net (in Shares)	15,214,153
Series A preferred stock issued, net			3,490,000					3,490,000
Series A preferred stock issued, net (in Shares)	3,488,339
Balance at Dec. 31, 2020	$ 2,000	$ 337	59,805,000		(57,746,000)	(3,714,227)	$ 8,000	2,069,000	(3,713,890)
Balance (in Shares) at Dec. 31, 2020	18,702,492	3,370,388					75,394,603
Balance at Mar. 31, 2020		$ 337				(1,453,126)			(1,452,789)
Balance (in Shares) at Mar. 31, 2020		3,370,388
Change in value of Accretion for common stock subject to possible redemption amount						(1,721)			(1,721)
Net income (loss)						(98,966)			(98,966)
Balance at Jun. 30, 2020		$ 337				(1,553,813)			(1,553,476)
Balance (in Shares) at Jun. 30, 2020		3,370,388
Change in value of Accretion for common stock subject to possible redemption amount						7,967			7,967
Net income (loss)						(283,824)			(283,824)
Balance at Sep. 30, 2020	$ 2,000	$ 337	59,530,000		(56,759,000)	(1,829,670)	$ 8,000	(2,781,000)	(1,829,333)
Balance (in Shares) at Sep. 30, 2020	18,702,000	3,370,388					75,263,000
Balance at Dec. 31, 2020	$ 2,000	$ 337	59,805,000		(57,746,000)	(3,714,227)	$ 8,000	2,069,000	(3,713,890)
Balance (in Shares) at Dec. 31, 2020	18,702,492	3,370,388					75,394,603
Change in value of Accretion for common stock subject to possible redemption amount						228,900			228,900
Net income (loss)						(886,006)			(886,006)
Balance at Mar. 31, 2021		$ 337				(4,371,333)			(4,370,996)
Balance (in Shares) at Mar. 31, 2021		3,370,388
Balance at Dec. 31, 2020	$ 2,000	$ 337	59,805,000		(57,746,000)	(3,714,227)	$ 8,000	2,069,000	(3,713,890)
Balance (in Shares) at Dec. 31, 2020	18,702,492	3,370,388					75,394,603
Net income (loss)					(6,880,000)			(6,880,000)
Stock-based compensation			729,000					729,000
Exercise of stock options			250,000					250,000
Exercise of stock options (in Shares)							693,000
Balance at Sep. 30, 2021	$ 2,000	$ 337	60,784,000		(64,626,000)	(7,552,527)	$ 8,000	(3,832,000)	(7,552,190)
Balance (in Shares) at Sep. 30, 2021	18,702,000	3,370,388					76,088,000
Balance at Mar. 31, 2021		$ 337				(4,371,333)			(4,370,996)
Balance (in Shares) at Mar. 31, 2021		3,370,388
Change in value of Accretion for common stock subject to possible redemption amount						91,504			91,504
Net income (loss)						(430,800)			(430,800)
Balance at Jun. 30, 2021		$ 337				(4,710,629)			(4,710,292)
Balance (in Shares) at Jun. 30, 2021		3,370,388
Change in value of Accretion for common stock subject to possible redemption amount						45,619			45,619
Net income (loss)						(2,887,517)			(2,887,517)
Balance at Sep. 30, 2021	$ 2,000	$ 337	$ 60,784,000		$ (64,626,000)	$ (7,552,527)	$ 8,000	$ (3,832,000)	$ (7,552,190)
Balance (in Shares) at Sep. 30, 2021	18,702,000	3,370,388					76,088,000